AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Principal Amount	General Obligation Bonds (25.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$ 1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$ 1,120,157

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	886,417
1,900,000	3.000%, 08/01/38 Series 2021A	NR/AA+/NR	1,683,913

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 AGMC Insured	A1/AA/NR	1,644,740

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,398,286
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,315,981
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,045,460
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	640,486
860,000	4.000%, 08/15/34 Series 2021 A	NR/AA-/AA+	886,952
455,000	4.000%, 08/15/35 Series 2021 A	NR/AA-/AA+	468,277
475,000	4.000%, 08/15/36 Series 2021 A	NR/AA-/AA+	486,129
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,581,781
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,060,520

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	500,675
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	500,680
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	760,151

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	500,530

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A1/AA/NR	1,027,058
1,020,000	3.700%, 06/01/33 Series A	A1/AA/NR	1,022,683

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,538,610
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,297,735

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	473,963

	Narragansett, Rhode Island
$ 1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	$ 1,043,245

	North Kingstown, Rhode Island
375,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	379,628
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,457,970

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	837,565
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,071,442

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A1/AA/A+	1,043,088
890,000	4.500%, 07/15/33 Series C AGMC Insured	A1/AA/NR	970,572
935,000	4.500%, 07/15/34 Series C AGMC Insured	A1/AA/NR	1,017,570
975,000	4.500%, 07/15/35 Series C AGMC Insured	A1/AA/NR	1,059,767

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,163,769

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A1/AA/A-	979,446
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A1/AA/A-	2,018,864
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A1/AA/A-	1,002,270

	Richmond, Rhode Island
775,000	3.000%, 08/01/24	Aa3/NR/NR	783,773

	State of Rhode Island
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,052,660
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,973,760
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,659,900
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,933,900
1,500,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	1,397,670
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,070,960
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,119,260
2,260,000	4.000%, 08/01/30 Series 2021C	Aa2/AA/AA	2,455,648
1,000,000	4.000%, 08/01/33 Series 2021E	Aa2/AA/AA	1,053,330

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,215,735

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,197,842

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	A3/AA/NR	857,559

	Westerly, Rhode Island
345,000	5.000%, 11/15/31 Series 2021 A	NR/AA/NR	402,298

	Total General Obligation Bonds		59,060,675

	Revenue Bonds (66.9%)

	Development (6.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
$ 3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A1/AA/NR	$ 3,085,980
3,500,000	4.000%, 09/15/35 Series A AGMC Insured	A1/AA/NR	3,585,995

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A1/AA/NR	1,802,674

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	960,610
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	866,074
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,034,493

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,188,777
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,424,053

	Total Development		13,948,656

	Healthcare (2.7%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,026,520
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,018,980
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,291,813
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,798,808

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,061,810

	Total Healthcare		6,197,931

	Higher Education (5.5%)

	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,506,700

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,034,760

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,589,177
250,000	4.000%, 11/01/37 Series 2021B	A2/A/NR	245,310
250,000	4.000%, 11/01/38 Series 2021B	A2/A/NR	244,108

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
$ 1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	$ 1,059,350

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	520,420
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,585,923
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,032,590

	Total Higher Education		12,818,338

	Housing (6.7%)

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
155,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	140,548
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	1,635,040
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	1,547,500
2,000,000	2.050%, 10/01/36 Series 75 A	Aa1/AA+/NR	1,598,300
750,000	2.350%, 10/01/36 Series 76 A	Aa1/AA+/NR	609,353

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	698,790
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	843,440

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
1,245,000	0.450%***, 10/01/40 Series 2021 1-A (Mandatory Tender Date 10/01/23)	Aa2/NR/NR	1,211,099

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,220,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,223,175
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,004,320
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,200,094
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,000,550
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,002,260

	Total Housing		15,714,469

	Public School (32.9%)

	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	855,182

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Burrillville
730,000	5.000%, 05/15/35 Series 2022D	NR/AA/NR	815,155

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
$ 1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	$ 1,577,441

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,000,710
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,000,500

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,215,092

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,000,260
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	2,010,060
3,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	3,009,330
2,000,000	4.000%, 05/15/41 Series 2021F	NR/AA/NR	1,988,680

	Rhode Island Health and Education Building Corp., Exeter-West Greenwich Regional School District
2,305,000	3.500%, 05/15/37 Series 2021 G	Aa3/NR/NR	2,192,839
2,100,000	4.000%, 05/15/41 Series 2021 G	Aa3/NR/NR	2,101,029

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	956,923

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	3,706,666
1,610,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,650,073

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,649,419

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
2,000,000	4.000%, 05/15/36 Series 2022C	NR/AA+/NR	2,052,420

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingston
370,000	4.000%, 05/15/29 Series 2021 A	NR/AA+/NR	395,952
405,000	4.000%, 05/15/30 Series 2021 A	NR/AA+/NR	431,568
355,000	3.000%, 05/15/33 Series 2021 A	NR/AA+/NR	342,582
415,000	3.000%, 05/15/34 Series 2021 A	NR/AA+/NR	393,590

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
$ 1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	$ 1,112,441
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	826,035
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	562,805
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	560,990
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	559,800
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	507,130

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,608,732
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,071,420
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,091,900
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,126,471
1,455,000	4.000%, 05/15/35 Series 2022A	Aa3/NR/NR	1,491,637
1,000,000	4.000%, 05/15/36 Series 2022A	Aa3/NR/NR	1,016,280
1,635,000	4.000%, 05/15/38 Series 2022A	Aa3/NR/NR	1,651,219
500,000	4.000%, 05/15/42 Series 2022A	Aa3/NR/NR	500,010
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	1,992,659

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Portsmouth
500,000	5.000%, 05/15/32 Series 2022E	NR/AAA/NR	591,230

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
500,000	4.000%, 05/15/36 Series 2021D BAMI Insured	Aa3/AA/NR	515,810
2,250,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	2,274,773

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,347,245

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Smithfield
1,000,000	3.000%, 05/15/37 Series 2021H	NR/AA/NR	881,230
1,000,000	3.000%, 05/15/38 Series 2021H	NR/AA/NR	863,980

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Tiverton
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,751,044

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/36 Series 2022B	NR/AA/NR	1,025,390

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	532,505
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	531,245

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
$ 445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	$ 497,323

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,124,290

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,770,994

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,097,290
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,559,685
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,061,440

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,039,060
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,033,770

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,045,100
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,372,884

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	556,465
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	553,445
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	551,180

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	788,861

	Total Public School		76,391,239

	Secondary Education (1.1%)

	Rhode Island Health and Educational Building Corp., Educational Institution, St. George's School
600,000	4.000%, 10/01/36 Series 2021	NR/AA-/NR	607,500
600,000	4.000%, 10/01/37 Series 2021	NR/AA-/NR	603,942
1,265,000	4.000%, 10/01/38 Series 2021	NR/AA-/NR	1,269,858

	Total Secondary Education		2,481,300

	Transportation (6.8%)

	Rhode Island Commerce Corp., Airport
$ 635,000	5.000%, 07/01/36 2016 Series D	Baa1/A-/BBB+	$ 665,512
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A-/BBB+	1,062,502

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/BBB+/NR	1,493,286
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,631,100

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	1,907,258
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,086,520

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A-/BBB+	1,025,410
2,000,000	4.000%, 07/01/24 Series B	Baa1/A-/BBB+	2,032,380

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,308,113
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,531,500
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,018,690
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	308,286
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	307,653
495,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	506,712

	Total Transportation		15,884,922

	Water and Sewer (4.3%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,264,196

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,112,114

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	1,832,866

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,697,699
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	521,995

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	501,385

	Total Water and Sewer		9,930,255

	Other Revenue (0.9%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
$ 2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A1/AA/NR	$ 2,206,520

	Total Revenue Bonds		155,573,630

	Pre-Refunded\ Escrowed to Maturity Bonds (6.0%)††

	Pre-Refunded General Obligation Bonds (2.1%)

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,176,338
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,601,235

	State of Rhode Island
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,158,637

	Total Pre-Refunded General Obligation Bonds		4,936,210

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (3.9%)

	Development (1.8%)

	Rhode Island Convention Center Authority Refunding
4,000,000	4.000%, 05/15/23 Series A ETM	A1/AA-/AA-	4,070,120

	Healthcare (0.2%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	502,900

	Higher Education (0.9%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/NR/NR	1,056,010

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,002,490

	Total Higher Education		2,058,500

	Water and Sewer (0.9%)

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,024,140
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,024,140

	Total Water and Sewer		2,048,280

	Other Revenue (0.1%)

	State of Rhode Island Depositors Economic Protection Corp.
$ 215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	$ 215,688

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		8,895,488

	Total Pre-Refunded\ Escrowed to Maturity Bonds		13,831,698

	Total Municipal Bonds (cost $239,868,271)		228,466,003

Shares	Short-Term Investment (0.9%)

2,144,995	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%** (cost $2,144,995)	Aaa-mf/AAAm/NR	2,144,995

	Total Investments (cost $242,013,266-note b)	99.2%	230,610,998
	Other assets less liabilities	0.8	1,836,217
	Net Assets	100.0%	$ 232,447,215

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	9.5%
Pre-refunded bonds\ ETM bonds††	6.1
Aa of Moody's or AA of S&P or Fitch	71.8
A of Moody's or S&P or Fitch	9.0
Baa of Moody's or BBB of S&P or Fitch	3.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $242,013,266 amounted to $11,402,268, which consisted of aggregate gross unrealized appreciation of $1,022,241 and aggregate gross unrealized depreciation of $12,424,509.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,144,995
Level 2 – Other Significant Observable Inputs- Municipal Bonds	228,466,003
Level 3 – Significant Unobservable Inputs	–
Total	$230,610,998
+ See schedule of investments for a detailed listing of securities.